UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21493

BlackRock Strategic Dividend Achievers™ Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Dividend Achievers™ Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentage of Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.3%
	Common Stocks—99.3%
	Automotive—3.5%
207,000	Genuine Parts Co.	$9,836,640
48,600	Harsco Corp.	4,173,768
95,000	Superior Industries Intl., Inc.	1,935,150

	Total Automotive	15,945,558

	Basic Materials—2.7%
256,700	RPM Intl., Inc.	5,963,141
155,300	Sonoco Products Co.	5,979,050

	Total Basic Materials	11,942,191

	Building & Development—0.6%
111,500	ABM Industries, Inc.	2,881,160

	Consumer Products—13.8%
152,000	Avery Dennison Corp.	10,390,720
162,600	La-Z-Boy, Inc.	2,094,288
82,000	Lancaster Colony Corp.	3,586,680
82,300	Meridian Bioscience, Inc.	2,440,195
76,800	Polaris Industries, Inc.	3,591,168
167,450	Sherwin-Williams Co.	11,570,795
164,100	Stanley Works (The)	9,396,366
146,900	SUPERVALU, Inc.	5,579,262
65,900	Universal Corp.	3,184,947
137,000	VF Corp.	10,394,190

	Total Consumer Products	62,228,611

	Energy—16.5%
50,400	American States Water Co.	1,975,176
174,200	Atmos Energy Corp.	5,442,008
59,600	Black Hills Corp.	2,209,372
66,000	California Water Service Group	2,624,160
195,400	Consolidated Edison, Inc.	9,433,912
217,200	MDU Resources Group, Inc.	5,614,620
85,200	MGE Energy, Inc.	2,912,136
146,400	National Fuel Gas Co.	5,957,016
47,000	New Jersey Resources Corp.	2,190,200
99,500	Otter Tail Corp.	3,216,835
116,500	Peoples Energy Corp.	5,073,575
166,500	Piedmont Natural Gas Co.	4,297,365
106,700	Pinnacle West Capital Corp.	5,205,893
151,200	UGI Corp.	4,144,392
182,200	Vectren Corp.	5,123,464
149,000	WGL Holdings, Inc.	4,712,870
72,800	WPS Resources Corp.	3,862,040

	Total Energy	73,995,034

	Financial Institutions—38.1%
73,900	Alfa Corp.	1,393,754
115,500	Arthur J. Gallagher & Co.	3,311,385
249,515	Associated Banc-Corp.	8,513,452
138,300	Astoria Financial Corp.	4,092,297
180,473	BancorpSouth, Inc.	4,571,381
64,500	Bank of Hawaii Corp.	3,376,575
55,679	Chemical Financial Corp.	1,659,234
190,842	Cincinnati Financial Corp.	8,538,271
30,766	Citizens Banking Corp.	754,075
151,100	Comerica, Inc.	8,960,230
101,200	Commerce Group, Inc.	3,054,216
105,000	Community Bank System, Inc.	2,379,300
158,400	Compass Bancshares, Inc.	9,646,560
41,940	Erie Indemnity Co., Class A	2,318,024
222,328	Fidelity National Title Group, Inc.	5,278,067
84,400	First Charter Corp.	2,029,820

BlackRock Strategic Dividend Achievers™ Trust (BDT) (continued)
(Percentage of Net Assets)

Shares	Description	Value

	Financial Institutions—(cont’d)
186,000	First Commonwealth Financial Corp.	$2,445,900
61,000	First Financial Holdings, Inc.	2,163,670
174,400	FirstMerit Corp.	3,927,488
140,000	FNB Corp.	2,462,600
244,125	Fulton Financial Corp.	3,906,000
100,900	Harleysville Group, Inc.	3,430,600
43,348	Harleysville National Corp.	836,616
73,600	Mercury General Corp.	3,838,976
204,045	Old National Bancorp	3,823,803
378,625	Old Republic Intl. Group	8,443,337
38,805	Park National Corp.	3,823,457
242,250	People’s Bank	10,898,827
295,000	Popular, Inc.	5,386,700
236,907	Regions Financial Corp.	8,590,248
59,800	S&T Bancorp, Inc.	2,072,668
142,800	Sky Financial Group, Inc.	4,048,380
96,600	Sterling Bancorp	1,796,760
78,900	Susquehanna Bancshares, Inc.	1,991,436
150,000	TCF Financial Corp.	3,807,000
150,354	TD Banknorth, Inc.	4,848,917
98,400	United Bankshares, Inc.	3,593,568
175,130	Valley National Bancorp	4,485,079
161,810	Washington Federal, Inc.	3,752,374
68,400	WesBanco, Inc.	2,175,120
112,200	Wilmington Trust Corp.	4,704,546

	Total Financial Institutions	171,130,711

	Health Care—1.0%
80,000	Hillenbrand Industries, Inc.	4,560,800

	Industrials—8.8%
46,300	Bandag, Inc.	2,358,985
146,500	Bemis Co.	4,967,815
320,000	Leggett & Platt, Inc.	7,756,800
162,000	LSI Industries, Inc.	3,092,580
74,600	McGrath Rentcorp	2,284,998
312,000	ServiceMaster Co.	4,071,600
97,600	Vulcan Materials Co.	9,939,584
67,400	WW Grainger, Inc.	5,233,610

	Total Industrials	39,705,972

	Media—0.9%
169,800	New York Times Co.	3,920,682

	Real Estate Investment Trust—10.2%
67,000	Colonial Properties Trust	3,293,050
91,000	Duke Realty Corp.	4,014,920
44,400	EastGroup Properties, Inc.	2,430,456
97,300	Health Care Property Investors, Inc.	4,013,625
63,600	Healthcare Realty Trust, Inc.	2,695,368
132,000	Lexington Realty Trust	2,808,960
71,500	Liberty Property Trust	3,699,410
148,200	National Retail Properties, Inc.	3,519,750
122,700	Realty Income Corp.	3,531,306
86,500	Sun Communities, Inc.	2,734,265
70,300	United Dominion Realty Trust, Inc.	2,305,137
89,200	Universal Health Realty Income Trust	3,607,248
70,500	Washington Real Estate Investment Trust	3,013,875
81,150	Weingarten Realty Investors	4,017,736

	Total Real Estate Investment Trust	45,685,106

	Technology—3.2%
114,038	Fidelity National Information Services, Inc.	4,848,896

BlackRock Strategic Dividend Achievers™ Trust (BDT) (continued)
(Percentage of Net Assets)

Shares	Description	Value

	Technology—(cont’d)
197,700	Pitney Bowes, Inc.	$9,463,899

	Total Technology	14,312,795

	Total Common Stocks (cost $369,940,485)	446,308,620

	MONEY MARKET FUND—0.7%
3,164,421	Fidelity Institutional Money Market Prime Portfolio (cost $3,164,421)	3,164,421

	Total investments—100.0% (cost $373,104,9061)	$449,473,041
	Liabilities in excess of other assets—0.0%	(184,834)

	Net Assets—100.0%	$449,288,207

[1]	Cost for federal income tax purposes is $372,264,595. The net unrealized appreciation on a tax basis is $77,208,446, consisting of $82,377,573 gross unrealized appreciation and $5,169,127 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

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Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Dividend Achievers™ Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007